Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
January 31, 2026
ILS-NPRT1-0426
1.827842.120
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 3.2%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	860,000	5,287,942
Financials - 1.6%
Financial Services - 0.2%
Cuscal Ltd	1,160,000	3,433,006
Insurance - 1.4%
AUB Group Ltd	175,000	3,681,428
Steadfast Group Ltd	5,156,460	18,779,366
		22,460,794
TOTAL FINANCIALS		25,893,800
Materials - 1.3%
Metals & Mining - 1.3%
Imdex Ltd	7,777,574	20,526,313
TOTAL AUSTRALIA		51,708,055
BELGIUM - 2.7%
Financials - 2.5%
Banks - 2.5%
KBC Ancora	434,745	39,989,219
Real Estate - 0.2%
Industrial REITs - 0.2%
Warehouses De Pauw CVA	165,000	4,674,428
TOTAL BELGIUM		44,663,647
BRAZIL - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Orizon Valorizacao de Residuos SA (c)	335,000	4,738,473
CANADA - 4.2%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
North West Co Inc/The	180,000	6,425,880
Energy - 0.0%
Energy Equipment & Services - 0.0%
Pason Systems Inc	11,220	99,457
Financials - 0.1%
Capital Markets - 0.1%
Onex Corp Subordinate Voting Shares	28,000	2,385,753
Industrials - 1.4%
Trading Companies & Distributors - 1.4%
Richelieu Hardware Ltd (a)	756,763	22,630,918
Information Technology - 0.5%
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (b)(c)	485,000	7,989,241
Materials - 1.8%
Metals & Mining - 1.8%
OR Royalties Inc	677,100	26,698,123
Triple Flag Precious Metals Corp	50,000	1,685,822
TOTAL MATERIALS		28,383,945
TOTAL CANADA		67,915,194
CHINA - 0.4%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	1,048,842	3,439,099
Health Care - 0.2%
Pharmaceuticals - 0.2%
Consun Pharmaceutical Group Ltd	1,545,437	3,574,717
TOTAL CHINA		7,013,816
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (b)(d)	5,696,716	3,531,964
FINLAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Framery Group Oyj	275,000	2,828,453
FRANCE - 4.2%
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	39,163	4,196,536
Health Care - 0.8%
Pharmaceuticals - 0.8%
Vetoquinol SA	121,442	12,509,366
Industrials - 2.4%
Aerospace & Defense - 1.5%
Exail Technologies SA (a)(c)	46,000	6,030,587
LISI SA	297,284	18,852,629
		24,883,216
Commercial Services & Supplies - 0.4%
Elis SA	210,000	6,098,626
Ground Transportation - 0.4%
Stef SA	39,000	5,787,827
Trading Companies & Distributors - 0.1%
Thermador Groupe	26,500	2,472,107
TOTAL INDUSTRIALS		39,241,776
Information Technology - 0.2%
Software - 0.2%
Lectra	136,331	3,652,159
Materials - 0.1%
Chemicals - 0.1%
Robertet SA	2,200	2,206,173
Real Estate - 0.4%
Industrial REITs - 0.2%
ARGAN SA	42,000	3,285,790
Retail REITs - 0.2%
Carmila SA	150,000	2,908,849
TOTAL REAL ESTATE		6,194,639
TOTAL FRANCE		68,000,649
GERMANY - 4.4%
Communication Services - 1.7%
Entertainment - 1.3%
CTS Eventim AG & Co KGaA	249,392	20,974,013
Interactive Media & Services - 0.3%
Scout24 SE (b)(d)	45,700	4,553,030
Wireless Telecommunication Services - 0.1%
1&1 AG (a)	60,000	1,913,155
TOTAL COMMUNICATION SERVICES		27,440,198
Consumer Discretionary - 1.4%
Specialty Retail - 1.4%
Auto1 Group SE (c)	500,000	16,535,633
Fielmann Group AG	113,000	5,545,304
TOTAL CONSUMER DISCRETIONARY		22,080,937
Industrials - 1.1%
Aerospace & Defense - 0.8%
Montana Aerospace Ag (b)(c)(d)	76,000	3,278,701
Rheinmetall AG	4,800	10,136,165
		13,414,866
Machinery - 0.3%
Stabilus SE	190,000	4,369,200
TOTAL INDUSTRIALS		17,784,066
Information Technology - 0.2%
Software - 0.2%
Mensch und Maschine Software SE (a)	95,000	4,949,132
TOTAL GERMANY		72,254,333
GREECE - 0.4%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Athens International Airport SA	473,700	6,361,798
INDONESIA - 0.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Selamat Sempurna Tbk PT	31,000,000	3,227,078
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	28,000,000	2,913,506
TOTAL INDONESIA		6,140,584
IRELAND - 2.0%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Cairn Homes PLC	2,385,691	5,902,144
Industrials - 1.2%
Building Products - 0.1%
Kingspan Group PLC	26,000	2,265,203
Machinery - 0.3%
Mincon Group Plc	7,263,943	4,391,261
Trading Companies & Distributors - 0.8%
AerCap Holdings NV	89,200	12,814,472
TOTAL INDUSTRIALS		19,470,936
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	5,454,557	6,530,215
TOTAL IRELAND		31,903,295
ISRAEL - 2.1%
Financials - 1.2%
Capital Markets - 1.2%
Tel Aviv Stock Exchange Ltd	496,356	19,167,910
Information Technology - 0.9%
Communications Equipment - 0.9%
Ituran Location and Control Ltd	322,877	14,410,001
TOTAL ISRAEL		33,577,911
ITALY - 4.1%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Pirelli & C SpA (b)(d)	435,000	3,272,171
Financials - 0.2%
Financial Services - 0.2%
Generalfinance Spa (a)	132,788	3,872,046
Industrials - 3.7%
Commercial Services & Supplies - 0.4%
doValue SpA (b)(c)(d)	2,300,000	7,132,014
Machinery - 3.1%
Interpump Group SpA	846,840	49,065,832
Passenger Airlines - 0.2%
Wizz Air Holdings Plc (b)(c)(d)	170,000	3,298,544
TOTAL INDUSTRIALS		59,496,390
TOTAL ITALY		66,640,607
JAPAN - 29.4%
Consumer Discretionary - 6.4%
Automobile Components - 0.2%
Toyo Tire Corp	100,000	2,686,095
Distributors - 0.4%
Central Automotive Products Ltd	469,500	6,340,495
Diversified Consumer Services - 0.5%
Aucnet Inc (a)	563,954	7,477,602
Hotels, Restaurants & Leisure - 3.2%
Curves Holdings Co Ltd	2,642,078	12,718,714
Gift Holdings Inc (a)	350,000	8,311,256
Koshidaka Holdings Co Ltd (a)	2,098,675	16,205,199
Metaplanet Inc (a)(c)	530,000	1,486,301
Monogatari Corp/The	438,700	11,778,228
		50,499,698
Leisure Products - 0.4%
Yonex Co Ltd	336,000	7,066,942
Specialty Retail - 1.7%
Intermestic Inc	210,000	2,428,922
PAL GROUP Holdings Co Ltd	210,000	2,263,376
USS Co Ltd	2,092,130	23,076,156
		27,768,454
TOTAL CONSUMER DISCRETIONARY		101,839,286
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.6%
Blue Zones Holdings Co Ltd	47,000	2,696,517
Daikokutenbussan Co Ltd	24,200	794,365
Kato Sangyo Co Ltd	53,300	2,242,072
Qol Holdings Co Ltd	325,000	4,454,155
Tsuruha Holdings Inc (a)	625,000	9,958,969
YAKUODO Holdings Co Ltd	411,500	5,336,524
		25,482,602
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	37,800	743,739
Personal Care Products - 0.2%
Artnature Inc (a)	521,000	2,773,998
TOTAL CONSUMER STAPLES		29,000,339
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Iwatani Corp	320,000	3,782,889
San-Ai Obbli Co Ltd	815,800	11,560,154
TOTAL ENERGY		15,343,043
Financials - 3.2%
Banks - 3.2%
Bank of Iwate Ltd/The	89,000	3,508,012
Chiba Bank Ltd/The	665,000	8,954,898
Hachijuni Nagano Bank Ltd	980,000	12,189,842
Hokuhoku Financial Group Inc	560,000	19,178,083
Kyoto Financial Group Inc	339,200	8,168,767
TOTAL FINANCIALS		51,999,602
Health Care - 1.4%
Health Care Equipment & Supplies - 1.0%
Medikit Co Ltd	291,800	5,630,103
Nagaileben Co Ltd	745,427	8,602,564
Techno Medica Co Ltd	80,791	1,162,062
		15,394,729
Health Care Providers & Services - 0.1%
As One Corp	158,400	2,376,102
Health Care Technology - 0.3%
Software Service Inc	66,400	5,491,858
TOTAL HEALTH CARE		23,262,689
Industrials - 6.5%
Commercial Services & Supplies - 3.2%
CTS Co Ltd	400,000	2,633,755
Daiei Kankyo Co Ltd (a)	717,447	18,891,164
grems Inc	140,000	2,171,104
Japan Elevator Service Holdings Co Ltd	1,605,200	16,859,994
Midac Holdings Co Ltd (a)	60,087	776,907
Park24 Co Ltd	457,000	6,362,151
Pronexus Inc	449,797	3,362,724
		51,057,799
Construction & Engineering - 1.2%
SHO-BOND Holdings Co Ltd (a)	2,087,600	18,729,857
Machinery - 1.4%
Mitsuboshi Belting Ltd	117,580	3,061,820
Moriya Transportation Engineering & Manufacturing Co Ltd	171,700	5,580,583
NS Tool Co Ltd	648,900	3,517,880
Tocalo Co Ltd	658,636	10,984,360
		23,144,643
Professional Services - 0.7%
Funai Soken Holdings Inc	363,036	2,627,296
Visional Inc (c)	165,000	9,082,676
		11,709,972
TOTAL INDUSTRIALS		104,642,271
Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 2.6%
Ai Holdings Corp	172,500	2,969,372
Azbil Corp	3,935,689	34,255,449
Ibiden Co Ltd	28,000	1,488,834
Rigaku Holdings Corp (a)	370,000	2,883,303
		41,596,958
IT Services - 1.7%
NSD Co Ltd	806,249	16,894,970
Softcreate Holdings Corp	7,100	95,150
System Support Holdings Inc	320,000	2,886,534
TechMatrix Corp	170,000	2,322,176
TIS Inc	181,600	5,278,087
		27,476,917
Semiconductors & Semiconductor Equipment - 0.2%
Shibaura Mechatronics Corp	26,000	3,934,608
Software - 1.5%
Broadleaf Co Ltd	1,425,098	6,077,570
m-up Holdings Inc	1,204,900	6,423,123
Miroku Jyoho Service Co Ltd	186,700	2,329,528
Money Forward Inc (c)	65,000	1,639,280
Systena Corp	1,335,000	4,382,140
VRAIN Solution Inc (a)(c)	46,000	761,216
WingArc1st Inc	137,350	2,893,261
		24,506,118
TOTAL INFORMATION TECHNOLOGY		97,514,601
Materials - 1.9%
Chemicals - 1.7%
Nihon Parkerizing Co Ltd	613,878	5,834,935
SK Kaken Co Ltd	235,400	16,229,762
Toyo Gosei Co Ltd	90,000	5,140,863
		27,205,560
Construction Materials - 0.1%
Maeda Kosen Co Ltd	155,000	1,852,869
Containers & Packaging - 0.1%
Fuji Seal International Inc	115,000	2,374,160
TOTAL MATERIALS		31,432,589
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Arealink Co Ltd	500,000	3,586,198
Goldcrest Co Ltd	485,730	10,420,158
Katitas Co Ltd	210,000	4,138,666
SRE Holdings Corp	160,000	3,049,884
TOTAL REAL ESTATE		21,194,906
TOTAL JAPAN		476,229,326
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BGF retail Co Ltd	79,256	6,632,301
Financials - 0.0%
Insurance - 0.0%
Seoul Guarantee Insurance Co	15,402	529,775
TOTAL KOREA (SOUTH)		7,162,076
NETHERLANDS - 4.8%
Industrials - 2.2%
Construction & Engineering - 0.2%
Koninklijke Heijmans N.V depository receipt	42,000	3,420,209
Machinery - 1.9%
Aalberts NV	758,197	29,172,737
Trading Companies & Distributors - 0.1%
IMCD NV	26,000	2,427,929
TOTAL INDUSTRIALS		35,020,875
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
BE Semiconductor Industries NV	192,418	37,519,600
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CTP NV (b)(d)	230,000	4,994,591
TOTAL NETHERLANDS		77,535,066
NORWAY - 1.6%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	400,000	4,216,135
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Medistim ASA	185,242	4,289,390
Industrials - 1.1%
Aerospace & Defense - 1.1%
Kongsberg Gruppen ASA	524,905	18,016,442
TOTAL NORWAY		26,521,967
PHILIPPINES - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	915,000	9,969,536
SPAIN - 1.0%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	75,000	2,560,356
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA	45,000	3,008,418
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Clinica Baviera SA (a)	54,000	3,430,877
Industrials - 0.5%
Commercial Services & Supplies - 0.1%
Befesa SA (b)(d)	60,000	2,203,329
Machinery - 0.4%
Fluidra SA	184,201	5,353,762
TOTAL INDUSTRIALS		7,557,091
TOTAL SPAIN		16,556,742
SWEDEN - 9.5%
Consumer Discretionary - 1.2%
Automobile Components - 0.6%
Autoliv Inc	77,000	9,335,480
Broadline Retail - 0.3%
Rusta AB	500,000	4,591,636
Household Durables - 0.3%
JM AB	330,000	5,060,679
TOTAL CONSUMER DISCRETIONARY		18,987,795
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	373,520	5,723,882
Industrials - 4.7%
Aerospace & Defense - 0.6%
INVISIO AB (a)	338,163	9,889,583
Trading Companies & Distributors - 4.1%
AddTech AB B Shares	1,283,275	41,894,626
Bergman & Beving AB B Shares	798,462	24,830,084
		66,724,710
TOTAL INDUSTRIALS		76,614,293
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 2.7%
Lagercrantz Group AB B Shares	2,000,212	43,922,702
Materials - 0.1%
Metals & Mining - 0.1%
Alleima AB	300,000	2,621,948
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (c)	942,052	6,980,121
TOTAL SWEDEN		154,850,741
SWITZERLAND - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
ASTA Energy Solutions AG	36,600	1,279,822
TAIWAN - 1.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd	1,693,028	8,876,798
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	129,000	7,478,853
TOTAL TAIWAN		16,355,651
TURKEY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,900,000	6,981,857
UKRAINE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ferrexpo PLC (c)	875,000	909,953
UNITED KINGDOM - 17.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Zegona Communications plc	890,849	19,199,143
Interactive Media & Services - 0.4%
Baltic Classifieds Group PLC	2,550,702	7,102,665
TOTAL COMMUNICATION SERVICES		26,301,808
Consumer Discretionary - 4.8%
Automobile Components - 0.1%
AB Dynamics PLC (a)	140,400	2,459,089
Broadline Retail - 0.2%
B&M European Value Retail SA	1,095,000	2,642,328
Hotels, Restaurants & Leisure - 2.0%
Dp Poland PLC (c)	18,541,591	1,934,568
InterContinental Hotels Group PLC ADR	221,150	30,350,626
		32,285,194
Leisure Products - 2.5%
Games Workshop Group PLC	177,279	41,359,843
TOTAL CONSUMER DISCRETIONARY		78,746,454
Financials - 0.7%
Banks - 0.2%
Metro Bank Holdings PLC (c)	1,645,608	2,999,355
Financial Services - 0.2%
Enity Holding AB	240,000	2,975,110
Insurance - 0.3%
Beazley PLC	335,000	5,193,641
TOTAL FINANCIALS		11,168,106
Industrials - 7.1%
Aerospace & Defense - 0.4%
Avon Technologies PLC	284,800	6,835,445
Air Freight & Logistics - 0.2%
Ferrari Group PLC	275,000	3,298,829
Industrial Conglomerates - 0.5%
DCC PLC	140,000	8,881,139
Machinery - 2.2%
Bodycote PLC	2,586,226	26,382,219
Spirax Group PLC	87,691	8,717,417
		35,099,636
Marine Transportation - 0.5%
Clarkson PLC	141,153	8,092,847
Professional Services - 0.2%
Intertek Group PLC	40,000	2,443,325
Trading Companies & Distributors - 3.1%
Diploma PLC	229,000	16,670,334
Howden Joinery Group PLC	2,964,700	33,954,975
		50,625,309
TOTAL INDUSTRIALS		115,276,530
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.4%
Oxford Instruments PLC	658,100	22,647,855
Software - 0.4%
Pinewood Technologies Group PLC (a)(c)	940,000	6,071,095
TOTAL INFORMATION TECHNOLOGY		28,718,950
Materials - 1.2%
Construction Materials - 0.6%
SigmaRoc PLC (c)	4,982,910	9,750,261
Metals & Mining - 0.6%
Hill & Smith PLC	335,000	10,222,259
TOTAL MATERIALS		19,972,520
Real Estate - 0.6%
Diversified REITs - 0.3%
Shaftesbury Capital PLC	2,100,000	4,123,523
Specialized REITs - 0.3%
Big Yellow Group PLC (The)	390,000	5,496,662
TOTAL REAL ESTATE		9,620,185
TOTAL UNITED KINGDOM		289,804,553
UNITED STATES - 1.4%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
PriceSmart Inc (a)	100,060	14,229,533
Financials - 0.3%
Capital Markets - 0.3%
Morningstar Inc	22,321	4,510,851
Health Care - 0.2%
Biotechnology - 0.1%
Legend Biotech Corp ADR (c)	106,613	1,865,727
Health Care Equipment & Supplies - 0.1%
Anteris Technologies Global Corp (c)	350,000	2,089,500
TOTAL HEALTH CARE		3,955,227
TOTAL UNITED STATES		22,695,611
TOTAL COMMON STOCKS (Cost $1,113,691,340)		1,574,131,680

International Equity Funds - 1.0%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (a) (Cost $15,012,125)	197,800	16,174,106

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	34,552,683	34,559,593
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	29,346,232	29,349,166
TOTAL MONEY MARKET FUNDS (Cost $63,908,759)			63,908,759

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,192,612,224)	1,654,214,545
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(29,432,245)
NET ASSETS - 100.0%	1,624,782,300

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $40,253,585 or 2.5% of net assets.

(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,264,344 or 2.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,060,416.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,628,104	209,330,448	199,399,758	332,952	799	-	34,559,593	34,552,683	0.1%
Fidelity Securities Lending Cash Central Fund	31,899,291	122,346,793	124,895,193	137,226	(1,725)	-	29,349,166	29,346,232	0.1%
Total	56,527,395	331,677,241	324,294,951	470,178	(926)	-	63,908,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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